Financial risk management and fair value estimates (Details 1) - Market Risk [Member] - Urban Properties And Investments Business [Member] $ in Millions, $ in Millions	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Statement [Line Items]
Net monetary position (Liability) / Asset		$ (43,811)	$ (57,444)	$ (32,155)
Argentine Peso [Member]
Statement [Line Items]
Net monetary position (Liability) / Asset	$ (43,811)		(57,672)	(31,743)
Uruguayan Peso [Member]
Statement [Line Items]
Net monetary position (Liability) / Asset	$ 0		$ 228	$ (412)